Leases - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Additions to right-of-use assets		$ 0
Movement of depreciation expense		430,514
Short-term lease			$ 0	$ 0
Total cash outflow for leases	$ 278,334	$ 565,732